Note 25 - Other Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	For the year ended March 31, 2019	For the year ended March 31, 2018
Amortization of intangible assets	$22,655	$16,547
Depreciation of property and equipment	4,771	4,073
Bad debt expense	81,037	56,331
Share-based compensation	6,133	18,353
Other	420	-
	$115,016	$95,304

Disclosure of cost of sales [text block]
	For the year ended March 31, 2019	For the year ended March 31, 2018
Amortization	$2,666	$3,116
Direct energy costs and other	3,097,589	2,983,047
	$3,100,255	$2,986,163

Disclosure of employee benefits [text block]
	For the year ended March 31, 2019	For the year ended March 31, 2018
Wages, salaries and commissions	$264,566	$237,867
Benefits	24,239	24,100
	$288,805	$261,967